Property, plant and equipment, net - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2023	Mar. 31, 2022	Jan. 01, 2020
Property, plant and equipment, net
Increase (decrease) in rehabilitation costs	$ 2,352	$ 24,056	$ 423
Other reclassifications		1,107
Expenditure for construction in progress	86,191	56,571	21,819	$ 87,805	$ 86,191	$ 21,630
Estimated CWIP included in cost of goods sold	0	23,238	11,705
Commitment to short term lease payments	$ 1,200	$ 270	$ 863